File No. 33-53189

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
 FIRST TRUST U.S. TREASURY SECURITIES TRUST, SHORT-INTERMEDIATE,
                            SERIES 3
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  July 30, 1999
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3
                               7,391,395 UNITS

PROSPECTUS
Part One
Dated July 27, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 3 (the "Trust") is a fixed portfolio of taxable U.S. Treasury Securities that are backed by the full faith and credit of the United States Government. All of the U.S. Treasury Securities consist of maturities of approximately 2-5.5 years from the Initial Date of Deposit which were "laddered" to return approximately 20% of the Unit holders' original principal annually. At June 16, 1999, each Unit represented a 1/7,391,395 undivided interest in the principal and net income of the Trust (see "What is the First Trust Special Situations Trust?" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price per Unit

The Public Offering Price per 1,000 Units is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, multiplied by 1,000, plus a sales charge of 1.95% of the Public Offering Price (1.989% of the amount invested). At June 16, 1999, the Public Offering Price per 1,000 Units was $203.65 plus net interest accrued to date of settlement (three business days after such date) of $.02 (see "Market for Units" in Part Two).

      Please retain both parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 4.98% per annum on June 16, 1999. Estimated Long-Term Return to Unit holders was .22% per annum on June 16, 1999. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per 1,000 Units by the Public Offering Price per 1,000 Units. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated average life of all of the Securities in the Trust and (2) takes into account a compound factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated average lives of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, exchange or sale of the underlying Securities. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 1999
                        Sponsor:  Nike Securities L.P.
                Evaluator: Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Securities in the Trust                        $1,498,000
Number of Units                                                     7,391,395
Fractional Undivided Interest in the Trust per Unit               1/7,391,395
Public Offering Price per 1,000 Units:
  Aggregate Value of Securities in the Portfolio                   $1,475,881
  Aggregate Value of Securities per 1,000 Units                       $199.68
  Sales Charge 1.989% (1.95% of Public Offering Price)                  $3.97
  Public Offering Price per 1,000 Units                               $203.65*
Redemption Price and Sponsor's Repurchase Price
  per 1,000 Units ($3.97 less than the Public Offering
  Price per 1,000 Units)                                              $199.68*
Discretionary Liquidation Amount                                   $1,000,000

Date Trust Established                                         April 29, 1994
Mandatory Termination Date                                  December 31, 2000

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price per 1,000 Units" herein and "Redemption of Units" and "Purchase of Units by the Sponsor" in Part Two).

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 1999
                        Sponsor:  Nike Securities L.P.
                Evaluator: Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


SPECIAL INFORMATION

Calculation of Estimated Net Annual Interest Income
    per 1,000 Units:
  Estimated Annual Interest Income per 1,000 Units                    $12.92
  Less:  Estimated Annual Expense per 1,000 Units                       2.78
                                                                     _______

  Estimated Net Annual Interest Income per 1,000 Units                $10.14
                                                                     =======

  Divided by 12                                                         $.85
                                                                     =======
Estimated Daily Rate of Net Interest Accrual
  per 1,000 Units                                                     $.0282
                                                                     =======
Estimated Current Return Based on Public
  Offering Price                                                        4.98%
                                                                     =======
Estimated Long-Term Return Based on Public
  Offering Price                                                         .22%
                                                                     =======

Trustee's Annual Fee: $1.40 per 1,000 Units outstanding, exclusive of expenses of the Trust.
Evaluator's Annual Fee:  $3,213 annually.
Supervisory Fee: Maximum of $.10 per 1,000 Units outstanding annually. Distributions will generally be made on or shortly after the last day of each month to Unit holders of record on the fifteenth day of such month.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 94, The
First Trust U.S. Treasury Securities Trust,
Short-Intermediate, Series 3

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 94, The First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 3 as of March 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 94, The First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 3 at March 31, 1999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




                                                             ERNST & YOUNG LLP
Chicago, Illinois
July 2, 1999

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 1999



                                    ASSETS

Securities, at market value (cost $2,945,378)
  (Note 1)                                                        $3,033,163
Accrued interest                                                      61,436
Prepaid expense                                                       10,440
                                                                  __________
                                                                   3,105,039

                          LIABILITIES AND NET ASSETS

Cash overdraft                                                        50,625
Accrued liabilities                                                      161
                                                                  __________
                                                                      50,786
                                                                  __________
Net assets, applicable to 7,563,162
    outstanding units of fractional
    undivided interest:
  Cost of Trust assets (Note 1)                   $2,945,378
  Unrealized appreciation                             87,785
  Distributable funds                                 21,090
                                                  __________
                                                                  $3,054,253
                                                                  ==========

Net asset value per 1,000 units                                      $403.83
                                                                  ==========


               See accompanying notes to financial statements.

           THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
             THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                       SHORT-INTERMEDIATE, SERIES 3

                                PORTFOLIO

                              March 31, 1999


The portfolio consists of the following U.S. Treasury Securities:


           Coupon                    Principal           Market
            rate       Maturity        amount            value



           6.50 %       4/30/1999     $1,509,000       1,510,493


           6.375        1/15/2000      1,508,000       1,522,670
                                     ___________________________

                                      $3,017,000       3,033,163
                                     ===========================


           See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                           STATEMENTS OF OPERATIONS


                                               Year ended March 31,

                                           1999        1998        1997

Interest income                         $218,510      357,914      536,092

Expenses:
  Trustee's fees and related expenses   (15,061)     (14,936)     (19,401)
  Evaluator's fees                       (3,213)      (3,213)      (3,213)
  Supervisory fees                         (843)        (955)      (1,127)
                                        __________________________________
     Investment income - net             199,393      338,810      512,351

Net gain (loss) on investments:
  Net realized gain (loss)                93,719       30,352       55,360
  Change in net unrealized
    appreciation/depreciation          (110,580)       41,130    (150,845)
                                        __________________________________
                                        (16,861)       71,482     (95,485)
                                        __________________________________
Net increase (decrease) in net assets
  resulting from operations             $182,532      410,292      416,866
                                        ==================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS

                                               Year ended March 31,

                                          1999         1998        1997

Net increase in net assets resulting
    from operations:
  Investment income - net               $199,393      338,810      512,351
  Net realized gain (loss) on
    investments                           93,719       30,352       55,360
  Change in net unrealized
    appreciation/depreciation on
    investments                         (110,580)       41,130    (150,845)
                                      ____________________________________
                                         182,532      410,292      416,866

Units redeemed (943,178, 1,039,491
    and 1,767,090 in 1999, 1998 and
    1997, respectively):
  Principal portion                     (429,304)    (647,897)  (1,441,635)
  Net interest accrued                    (1,136)      (1,789)      (2,795)
                                      ____________________________________
                                        (430,440)    (649,686)  (1,444,430)

Distributions to unit holders:
  Investment income - net               (202,133)    (346,877)    (517,932)
  Principal from investment
    transactions                      (1,666,938)  (1,895,634)  (2,220,537)
                                      ____________________________________
                                      (1,869,071)  (2,242,511)  (2,738,469)
                                      ____________________________________
Total increase (decrease) in
  net assets                          (2,116,979)  (2,481,905)  (3,766,033)

Net assets:
  At the beginning of the year         5,171,232    7,653,137   11,419,170
                                      ____________________________________
  At the end of the year
    (including distributable funds
    applicable to Trust units of
    $21,090, $23,835 and $34,140
    at March 31, 1999, 1998 and
    1997, respectively)               $3,054,253    5,171,232    7,653,137
                                      ====================================

Trust units outstanding at the end
  of the year                          7,563,162    8,506,340    9,545,831


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Securities are stated at values as determined by Securities Evaluation Service, Inc., certain shareholders of which are officers of the Sponsor. The values of the securities are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the securities on the Initial Date of Deposit, April 29, 1994, and the offering prices of the securities on each supplemental Date of Deposit. The premium or discount is not being amortized. Realized gain (loss) from security transactions is reported on an identified cost basis. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.40 per 1,000 units outstanding, exclusive of expenses of the Trust. An annual fee of $3,213 is payable to the Evaluator. Additionally, the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

Distributions to unit holders -

Distributions to unit holders of investment income - net and principal are presented on the accrual basis.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 1999 follows:

               Unrealized appreciation                              $87,785
               Unrealized depreciation                                    -
                                                                    _______

                                                                    $87,785
                                                                    =======

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the securities on the date of an investor's purchase, plus a sales charge of 1.95% of the public offering price which is equivalent to approximately 1.989% of the net amount invested.

Selected data per 1,000 units of the Trust outstanding throughout each year -

                                               Year ended March 31,

                                          1999         1998         1997

Interest income                          $27.69        38.12         50.08
Expenses                                  (2.42)       (2.03)        (2.22)
                                        __________________________________
    Investment income - net               25.27        36.09         47.86

Distributions to unit holders:
  Investment income - net                (25.40)      (38.28)       (48.61)
  Principal                             (201.75)      (200.75)     (198.49)

Net gain (loss) on investments            (2.22)        9.14         (8.42)
                                        __________________________________
    Total increase (decrease) in
       net assets                       (204.10)     (193.80)      (207.66)

Net assets:
  Beginning of the year                  607.93       801.73      1,009.39
                                        __________________________________

  End of the year                       $403.83       607.93        801.73
                                        ==================================


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                                   PART ONE
                       Must be Accompanied by Part Two

                             ___________________
                             P R O S P E C T U S
                             ___________________


                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.





     THE FIRST TRUST(REGISTERED TRADEMARK)  SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                             NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                       ONLY BE USED WITH PART ONE
Dated November 30, 1998                                    AND PART THREE

The Trust. FT Series (formerly known as The First Trust Special Situations Trust) (the "Trusts" and each a "Trust") are unit investment trusts consisting of portfolios containing common stocks and, in certain Trusts, zero coupon U.S. Treasury bonds. See Parts One and Three for a more complete description of the portfolio for each Trust, including whether the portfolio of a Trust includes zero coupon U.S. Treasury bonds.

The general objective of the Trusts containing only common stocks ("Equity Securities") (the "Equity Trusts") is to provide potential capital appreciation and, in certain Trusts, to provide income. The objective of the Trusts containing Equity Securities and zero coupon U.S. Treasury bonds ("Treasury Obligations") (the "Growth and Treasury Trusts") is to protect Unit holders' capital and provide potential capital appreciation. For a more specific description of the objective of each Trust, see "The Objective of the Trusts" in Part Three of this Prospectus. Collectively the Treasury Obligations and the Equity Securities are referred to herein as the "Securities." See "Portfolio" appearing in Part One for each Trust. Each Trust has a Mandatory Termination Date as indicated in Part One of this Prospectus. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Growth and Treasury Trusts, whose net asset values will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objectives of the Trusts will be achieved.

Each Unit of a Trust represents an undivided fractional interest in all the Securities deposited in the Trust. The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Trust, an amount per Unit at least equal to $1.00, or $10.00 for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Growth and Treasury Trusts never paid a dividend and the value of the Equity Securities were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Growth and Treasury Trusts provides Unit holders who purchase Units at a price of $1.00, or $10.00 for certain Growth and Treasury Trusts, or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00, or $10.00 for certain Growth and Treasury Trusts, per Unit, this feature may also provide a potential for capital appreciation. See Part One for each Growth and Treasury Trust to determine those Trusts for which information is based on $1.00 per Unit or $10.00 per Unit. UNIT HOLDERS DISPOSING OF THEIR UNITS PRIOR TO THE MATURITY OF A GROWTH AND TREASURY TRUST MAY RECEIVE MORE OR LESS THAN $1.00 PER UNIT (OR $10.00 PER UNIT FOR CERTAIN TRUSTS) DEPENDING ON MARKET CONDITIONS ON THE DATE UNIT ARE SOLD OR REDEEMED.

The Treasury Obligations deposited in a Growth and Treasury Trust on the Initial Date of Deposit will mature as listed in the "Portfolio" appearing in Part One for each Trust. The Treasury Obligations in a Growth and Treasury Trust have a maturity value equal to or greater than the aggregate Public Offering Price (which includes the sales charge) of the Units of the Growth and Treasury Trust on the Initial Date of

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Deposit. The Equity Securities deposited in a Trust's portfolio have no fixed maturity date and the value of these underlying Equity Securities will fluctuate with changes in the values of stocks in general and with changes in the conditions and performance of the specific Securities owned by the Trusts. See "Portfolio" appearing in Part One for each Trust.

Public Offering Price. The secondary market Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trusts (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a sales charge as indicated in Part One for each Trust. The minimum purchase of each Trust is that amount as set forth in Part One for each Trust. For certain Trusts, the sales charge is reduced on a graduated scale for sales involving at least a minimum number of Units or a minimum dollar amount. See "Public Offering-How is the Public Offering Price Determined?"

Dividend and Capital Distributions. Distributions of dividends and capital received, if any, by a Trust will be paid in cash on the Distribution Date to Unit holders of record on the Record Date as set forth in the "Summary of Essential Information" in Part One for each Trust. Any distribution of income and/or capital will be net of the expenses of the Trust. Distributions of funds in the Capital Account, if any, will be made at least annually in December of each year. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS (IF APPLICABLE) WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS OF A GROWTH AND TREASURY TRUST WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. See "What is the Federal Tax Status of Unit Holders?" Additionally, upon termination of a Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his or her pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Secondary Market for Units. The Sponsor may maintain a market for Units of the Trusts and offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of Equity Securities in a Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trusts. If a secondary market is not maintained, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations (if applicable) plus the aggregate underlying value of the Equity Securities in a Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of such Trust. See "Rights of Unit Holders-How May Units be Redeemed?" For certain Trusts, a Unit holder tendering the minimum amount specified in "Summary of Essential Information" appearing in Part One for such Trust for redemption may request a distribution of shares of Equity Securities (reduced by customary transfer and registration charges) (an "In-Kind Distribution") in lieu of payment in cash. See "Rights of Unit Holders-How May Units be Redeemed?"

Termination. Commencing no later than the Mandatory Termination Date, Equity Securities will begin to be sold as prescribed by the Sponsor. The Trustee shall provide written notice of any termination of a Trust to Unit holders which will specify when Unit holders may surrender their certificates for cancellation and will include a form to enable Unit holders to elect an In-Kind Distribution if such Unit holder owns at least that minimum amount specified in "Summary of Essential Information," in Part One for each Trust, rather than to receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unit holders of a Growth and Treasury Trust will receive their pro rata portion of the Treasury Obligations in cash upon the termination of such Trust. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after a Trust is terminated. See "Rights of Unit Holders-How are Income and Capital Distributed?" and "Other Information-How May the Indenture be Amended or Terminated?"

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

What is the FT Series?

FT Series (formerly known as The First Trust Special Situations Trust) (the "Trusts" and each a "Trust") is one of a series of investment companies created by the Sponsor under the name of the FT Series, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trust"). Beginning on October 31, 1997 with the deposit of FT 211, the name of the series was changed from The First Trust Special Situations Trust to the FT Series. Each Trust in the Growth and Treasury Trust Series consists of an underlying separate unit investment trust consisting of a portfolio of zero coupon U.S. Treasury bonds, such securities being referred to herein as the "Treasury Obligations," and equity securities ("Equity Securities"). Each Trust in the Equity Trust Series consists only of common stocks. All Trusts were created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P. as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor. See "The Trusts" in Part Three for a more complete description of the portfolio for each Trust.

The general objective of the Equity Trusts is to provide the potential for capital appreciation and, in certain Trusts, to provide income. The general objective of the Growth and Treasury Trusts is to protect Unit holders' capital and provide the potential for capital appreciation. See "The Objective of the Trusts" in Part Three for each Trust for a more specific description of the Trust's objective. The Treasury Obligations in the Growth and Treasury Trusts evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of a Growth and Treasury Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. Collectively, the Treasury Obligations and Equity Securities in each Growth and Treasury Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objectives of the Trusts will be achieved.

The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Growth and Treasury Trust, an amount per Unit at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Equity Securities never paid a dividend and the value of the Equity Securities in a Growth and Treasury Trust were to decrease to zero, which the Sponsor considers highly unlikely. The receipt of only $1.00 per Unit, or $10.00 per Unit for certain Trusts, upon termination of a Growth and Treasury Trust (an event which the Sponsor believes is unlikely) represents a substantial loss on a present value basis. Furthermore, the $1.00 per Unit, or $10.00 per Unit for certain Trusts, in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). To the extent that Units of a Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trusts will increase. See "Rights of Unit Holders-How May Units be Redeemed?" Each Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information," appearing in Part One for each Trust.

What are the Expenses and Charges?

With the exception of brokerage fees for certain trusts discussed in "Rights of Unit Holders-How May Securities be Removed from the Trusts?" and bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Summary of Essential Information" in Part One (if applicable), the Sponsor will not receive any fees in connection with its activities relating to the Trusts.

First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee set forth under "Summary of Essential

Information" in Part One of this Prospectus, for providing portfolio supervisory services for each Trust. Such fee is based on the number of Units outstanding in a Trust on January 1 of each year, except for the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month. In providing such supervisory services, the Portfolio Supervisor may purchase research services from a variety of sources which may include underwriters or dealers of the Trusts.

First Trust Advisors L.P. or Securities Evaluation Service, Inc. (as applicable), the Evaluator for the respective Trusts, will receive a fee as set forth under "Summary of Essential Information" in Part One of this Prospectus for providing evaluation services for each Trust. Such fee is based on the largest aggregate number of Units of such Trust outstanding during the calendar year, except during the initial offering period, in which case the fee is calculated based on the largest number of Units outstanding during the period for which compensation is paid.

The Trustee pays certain expenses of a Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to a Trust an annual fee as indicated in the "Summary of Essential Information" in Part One of this Prospectus. Such fee is based upon the largest aggregate number of Units of such Trust outstanding during the calendar year, except during an initial offering period, in which case the fee is calculated based on the largest number of Units outstanding during the period for which compensation is paid. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, see "Rights of Unit Holders." Because the above fees are generally calculated based on the largest aggregate number of Units of the Trust outstanding during a calendar year, the per Unit amounts set forth under "Summary of Essential Information" in Part One of this Prospectus will be higher during any year in which redemptions of Units occur.

The Trustee's and the above described fees are payable from the Income Account of a Trust to the extent funds are available, and then from the Capital Account of such Trust. Since funds being held in the Capital and Income Accounts are for payment of expenses and redemptions and since such Accounts are noninterest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services, supervisory services and evaluation services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

The following additional charges are or may be incurred by the Trusts: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trusts and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trusts; for certain Trusts, any offering costs incurred after the earlier of six months after the Initial Date of Deposit or the end of the initial offering period; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trusts; all taxes and other government charges imposed upon the Securities or any part of the Trusts (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trusts. In addition, the Trustee is empowered to sell Securities in a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Capital Accounts of the Trust except that the Trustee shall not sell Treasury Obligations in a Growth and Treasury Trust to pay Trust expenses. Since the Equity Securities are all common stocks and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trusts. As described above, if dividends are insufficient to cover expenses, it is likely that Equity Securities will have to be sold to meet Trust expenses. These sales may result in capital gains or losses to Unit holders. See "What is the Federal Tax Status of Unit Holders?"

The Indenture requires a Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units if information is based on $1.00 per Unit (or per 100 Units if information is based on $10.00 per Unit). Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unit holders should consult their tax advisors in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trusts. For purposes of the following discussions and opinions, it is assumed that the Equity Securities are equity for Federal income tax purposes.

In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

1. The Trusts are not associations taxable as corporations for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of each of the assets of a Trust under the Code; and the income of a Trust will be treated as income of the Unit holders thereof under the Code. Each Unit holder will be considered to have received his or her pro rata share of income derived from each Trust asset when such income is considered received by a Trust.

2. Each Unit holder will have a taxable event when a Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his or her Units, generally including sales charges, is allocated among his or her pro rata portion of each Security held by a Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his or her Units) in order to determine his or her tax basis for his or her pro rata portion of each Security held by a Trust. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unit holders holding securities that are substantially identical to the Securities. Unit holders should consult their own tax advisors with regard to the calculation of basis. The Treasury Obligations held by a Growth and Treasury Trust are treated as stripped bonds and may be treated as bonds issued at an original issue discount as of the date a Unit holder purchases his or her Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's tax basis for his or her pro rata portion of each Treasury Obligation held by a Growth and Treasury Trust (determined at the time he or she acquires his or her Units, in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his or her daily portions of original issue discount attributable to the Treasury Obligations held by a Growth and Treasury Trust as such original issue discount accrues and will in general be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under Treasury Regulations relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unit holders of a Growth and Treasury Trust each year. Unit holders should consult their tax advisors regarding the Federal income tax consequences and accretion of original issue discount. For Federal income tax purposes, a Unit holder's pro rata portion of dividends, as defined by Section 316 of the Code, paid by a corporation with respect to an Equity Security held by a Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unit holder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period of any such capital gain will be determined by the period of time a Unit holder has held his or her Units.

3. Each Unit holder will have a taxable event when a Trust disposes of an Equity Security (whether by sale, taxable exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unit holder (except to the extent an In-Kind distribution of stocks is received by such Unit holder as described below). The price a Unit holder pays for his or her Units, generally including sales charges, is allocated among his or her pro rata portion of each Equity Security held by a Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his or her Units) in order to determine the tax basis for his or her pro rata portion of each Equity Security held by a Trust. Unit holders should consult their own tax advisors with regard to calculation of basis. For Federal income tax purposes, a Unit holder's pro rata portion of dividends, as defined by Section 316 of the Code, paid by a corporation with respect to an Equity Security held by a Trust is taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unit holder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unit holder has held his or her Units.

4. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unit holders should consult their tax advisors regarding the recognition of such capital gains and losses for Federal income tax purposes.

Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unit holder's pro rata portion of dividends received by a Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate shareholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unit holder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation.

To the extent dividends received by a Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unit holders should consult with their tax advisors with respect to the limitations on and possible modifications to the dividends received deduction.

Recognition of Taxable Gain or Loss Upon Disposition of Securities by a Trust or Disposition of Units. As discussed above, a Unit holder may recognize taxable gain (or loss) when a Security is disposed of by a Trust or if the Unit holder disposes of a Unit (although losses incurred by Rollover Unit holders may be subject to disallowance, as discussed above). The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

If the Unit holder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of a Trust, including his or her pro rata portion of all the Equity
Securities represented by the Unit.

The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not less) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sales rules.

Limitations on Deductibility of Trust Expenses by Unit Holders. Each Unit holder's pro rata share of each expense paid by a Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by such Unit holder. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Special Tax Consequences of In-Kind Distributions Upon Termination of a Trust or Upon Redemption of Units (for Certain Equity Trusts). As discussed in "Rights of Unit Holders-How are Income and Capital Distributed?", under certain circumstances a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for each Trust may request an In-Kind Distribution upon the termination of a Trust. Furthermore, for Equity Trusts, a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for such Trusts may request an In-Kind Distribution upon the redemption of Units or the termination of a Trust. The Unit holder requesting an In-Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In-Kind Distribution will be reduced by the amount of the Distribution Expenses. See "Rights of Unit Holders-How are Income and Capital Distributed?" Treasury Obligations held by a Growth and Treasury Trust will not be distributed to a Unit holder as part of an In-Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the termination of a Trust, a Unit holder is considered as owning a pro rata portion of each of the Trust assets for Federal income tax purposes. The receipt of an In-Kind Distribution upon the redemption of Units (for Equity Trusts) or the termination of a Trust will result in a Unit holder's receiving an undivided interest in whole shares of stock plus, possibly, cash.

The potential tax consequences that may occur under an In-Kind Distribution will depend on whether the Unit holder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation (and does not include the Treasury Obligations). A Unit holder will not recognize gain or loss with respect to the Equity Securities if a Unit holder only receives Equity Securities in exchange for his or her pro rata portion in the Equity Securities held by a Trust. However, if a Unit holder also receives cash in exchange for a fractional share of an Equity Security held by a Trust, such Unit holder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unit holder and his tax basis in such fractional share of an Equity Security held by a Trust.

Because a Trust will own many Equity Securities, a Unit holder who requests an In-Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by a Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unit holder with respect to each Equity Security owned by a Trust. Unit holders who request an In-Kind Distribution are advised to consult their tax advisors in this regard.

Computation of the Unit holder's Tax Basis. Initially, a Unit holder's tax basis in his Units will generally equal the price paid by such Unit holder for his Units. The cost of the Units is allocated among the Securities held in a Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest to the date the Units are purchased in order to determine such Unit holder's tax basis for his pro rata portion of each Security.

A Unit holder's tax basis in his Units and his pro rata portion of a Security held by a Trust will be reduced to the extent dividends paid with respect to such Security are received by a Trust which are not taxable as ordinary income as described above.

General. Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations in Growth and Treasury Trusts may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisors.

In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unit holders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unit holders should consult their own tax advisors regarding the imposition of U.S. withholding on distributions from a Trust.

It should be noted that payments to the Trusts of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unit holders should consult their tax advisors regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trusts. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unit holders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Tax Act imposes a required holding period for such credits. Investors should consult their tax advisors with respect to foreign withholding taxes and foreign tax credits.

Unit holders will be notified annually of the amounts of original issue discount (in the case of the Growth & Treasury Trusts) and income dividends includable in the Unit holder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "Are Investments in the Trusts Eligible for Retirement Plans?"

In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trusts for New York tax matters, under the existing income tax laws of the State of New York, the Trusts are not associations taxable as corporations and the income of the Trusts will be treated as the income of the Unit holders thereof.

The foregoing discussion relates only to the tax treatment of U.S. Unit holders ("U.S. Unit holders") with regard to Federal income tax. Unit holders may be subject to state taxation and should consult their own tax advisors in this regard. As used herein, the term "U.S. Unit holder" means an owner of a Unit of the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States
(ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unit holder in paragraph (a) but whose income from a Unit is effectively connected with such Unit holder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unit holders should consult their tax advisors regarding potential foreign, state or local taxation with respect to the Units.

Are Investments in the Trusts Eligible for Retirement Plans?

Units of the Trusts are eligible for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Treasury Obligations?

The Treasury Obligations deposited in the Growth and Treasury Trusts consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of a Growth and Treasury Trust's portfolio to be invested in Equity Securities.

What are the Equity Securities?

Each Trust contains different issues of Equity Securities as described in "The Trusts" in Part Three for each Trust and "Portfolio" appearing in Part One for each Trust. An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. Although actions have been taken to provide diversified portfolios of Equity Securities, some inherent risks exist due to the concentration in certain Trusts of the Equity Securities within a specific country, state or geographic area or within specific industries, although a number of companies have significant business activities outside the specific country, state or geographic area. Unpredictable factors include governmental, political, economic and fiscal policies of the specific country, state, geographic area or industry which may have an adverse effect on the performance of the issuers which have significant business activities within the specific country, state, geographic area or industry. In addition, regional influences may affect the performance of the issuers, particularly if an economic downturn or contraction occurs throughout the area. See "Portfolio" in Part Three for each Trust for additional considerations for investors, if applicable.

Each Trust consists of Equity Securities listed under "Portfolio" appearing in Part One for each Trust as may continue to be held from time to time in such Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that the Trusts will retain for any length of time their present size and composition. Although a Portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. Pursuant to the Indenture and with limited exceptions, the Trustee may sell or keep any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. See "Rights of Unit Holders-How May Securities be Removed from the Trusts?" Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. The investigation by the Securities and Exchange Commission of illegal insider trading in connection with corporate takeovers, and possible congressional inquiries and legislation relating to this investigation, may adversely affect the ability of certain dealers to remain market makers. In addition, the Trusts may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor. The price at which the Equity Securities may be sold to meet redemptions, and the value of the Trusts, will be adversely affected if trading markets for the Equity Securities are limited or absent.

An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities in a Portfolio may be expected to fluctuate over the life of a Trust to values higher or lower than those prevailing on a Unit holder's purchase date.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Since certain of the Equity Securities in the Trusts may consist of securities of foreign issuers, an investment in these Trusts involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Equity Securities. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Equity Securities included in the Trusts, the Sponsor believes that adequate information will be available to allow the Portfolio Supervisor to provide portfolio surveillance.

The securities of certain of the foreign issuers in the Trusts are in ADR form. ADRs evidence American Depositary Receipts which represent common stock deposited with a custodian in a depositary. American Depositary Shares, and receipts therefor (ADRs), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the term ADR generally includes American Depositary Shares.

ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues an ADR generally charges a fee, based on the price of the ADR, upon issuance and cancellation of the ADR. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying share represented by the ADR than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the ADR market may also exist with respect to certain ADRs. In varying degrees, any or all of these factors may affect the value of the ADR compared with the value of the underlying shares in the local market. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. ADRs are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

For those Equity Securities that are ADRs, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the ADRs and consequently the value of the Equity Securities. The foreign issuers of securities that are ADRs may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in ADR form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

On the basis of the best information available to the Sponsor at the present time, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption.

Unit holders will be unable to dispose of any of the Equity Securities in a Portfolio, as such, and will not be able to vote the Equity
Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

What are Some Additional Considerations for Investors?

Investors should be aware of certain other considerations before making a decision to invest in a Trust.

The value of the Equity Securities, like the value of the Treasury Obligations in Growth and Treasury Trusts, will fluctuate over the life of a Trust and may be more or less than the price at which they were deposited in the Trust. The Equity Securities may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities. However, the Sponsor believes that, upon termination of a Growth and Treasury Trust, even if the Equity Securities deposited in the Trust are worthless, an event which the Sponsor considers highly unlikely, the Treasury Obligations will provide sufficient principal to at least equal $1.00 per Unit, or $10.00 per Unit for certain Growth and Treasury Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations). This feature of the Growth and Treasury Trusts provides Unit holders with principal protection, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit (or less than $10.00 per Unit for certain Trusts) this feature may also provide a potential for capital appreciation.

Unless a Unit holder purchases Units of a Growth and Treasury Trust on a date when the value of the Units is $1.00 or less (or $10.00 or less for certain Trusts), total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

The Trustee will have no power to vary the investments of the Trusts, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment, but may dispose of Securities only under limited circumstances. See "How May Securities be Removed from the Trusts?"

Like other investment companies, financial and business organizations and individuals around the world, the Trusts could be adversely affected if the computer systems used by the Sponsor, Evaluator, Portfolio Supervisor or Trustee or other service providers to the Trusts do not properly process and calculate date-related information and data involving dates of January 1, 2000 and thereafter. This is commonly known as the "Year 2000 Problem." The Sponsor, Evaluator, Portfolio Supervisor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Trusts' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trusts.

The Year 2000 Problem is expected to impact corporations, which may include issuers of Equity Securities contained in the Trusts, to varying degrees based upon various factors, including, but not limited to, their industry sector and degree of technological sophistication. The Sponsor is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the Equity Securities contained in the Trusts.

To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part Two Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trusts. Litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trusts. See Part Three for additional considerations, if applicable.

Legislation. From time to time Congress considers proposals to reduce the rate of the dividends-received deductions. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unit holders are urged to consult their own tax advisors. Further, legislation may be enacted that could negatively affect the Equity Securities in a Trust or the issuers of the Equity Securities. Changing approaches to regulation may have a negative impact on certain companies represented in a Trust. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on a Trust or will not impair the ability of the issuers of the Equity Securities to achieve their business goals.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus the applicable sales charge.

The Public Offering Price of Units on the date of this Part Two Prospectus may vary from the amount stated under "Summary of Essential Information" appearing in Part One for each Trust in accordance with fluctuations in the prices of the underlying Securities. The aggregate value of the Units of a Trust shall be determined (a) on the basis of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities therein plus or minus cash, if any, in the Income and Capital Accounts of a Trust, (b) if bid prices are not available for the Treasury Obligations (if applicable), on the basis of bid prices for comparable securities, (c) by determining the value of the Treasury Obligations (if applicable) on the bid side of the market by appraisal, or (d) by any combination of the above.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or The Nasdaq Stock Market, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

See "Public Offering" in Part Three for additional information for each Trust.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

From time to time the Sponsor may implement programs under which broker/dealers, banks or other selling agents of a Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of a broker/dealer, bank or other selling agent may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor, in its discretion, may from time to time pursuant to objective criteria established by the Sponsor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Units of a Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of a Trust. These programs will not change the price Unit holders pay for their Units or the amount that a Trust will receive from the Units sold.

The Sponsor may, from time to time in its advertising and sales materials, compare the then current estimated returns on a Trust and returns over specified periods on other similar trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the respective Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of each respective Trust are described more fully elsewhere in this Prospectus and in Part Three for each Trust.

Trust performance may be compared to performance on a total return basis with the Dow Jones Industrial Average, the S&P 500 Composite Stock Price Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.

What are the Sponsor's Profits?

In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge as indicated in Part One for each Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Capital Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in a Trust on or about the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" appearing in Part One of this Prospectus. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker/dealer. The pro rata share of cash in the Capital Account of each Trust will be computed as of the date indicated in Part One for each Trust. Capital Account distributions to the Unit holders of record of a Trust as of the date indicated in Part One for each Trust will be made on the date indicated in Part One for each Trust. The Trustee is not required to pay interest on funds held in the Capital Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Capital Account of a Trust unless the amount available for distribution shall equal at least $1.00 per 1000 Units (if $1.00 per Unit) or $1.00 per 100 Units (if $10.00 per Unit). Proceeds received on the sale of any Securities in a Trust, to the extent not used to meet redemptions of Units or pay expenses, will however be distributed to Unit holders of record as indicated in Part One for each Trust. Income with respect to the original issue discount on the Treasury Obligations in a Growth and Treasury Trust will not be distributed currently, although Unit holders will be subject to Federal income tax as if a distribution had occurred. See "What is the Federal Tax Status of Unit Holders?"

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by a Trust if the Trustee has not been furnished the Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker.

However, a Unit holder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

Within a reasonable time after a Trust is terminated, each Unit holder who is not a Rollover Unit holder, if applicable, will, upon surrender of his Units for redemption, receive: (i) the pro rata share of the amounts realized upon the disposition of Equity Securities, unless he or she elects an In-Kind Distribution as described under "Other Information-How May the Indenture be Amended or Terminated?", (ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations (if applicable) and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations (if applicable) may not be sold to pay for Trust expenses.

The Trustee will credit to the Income Account of a Trust any dividends received on the Equity Securities therein. All other receipts (e.g. return of principal, capital gains, etc.) are credited to the Capital Account of a Trust.

The Trustee may establish reserves (the "Reserve Account") within a Trust for state and local taxes, if any, and any governmental charges payable out of such Trust.

Distribution Reinvestment Option. Eligible Unit holders may elect to have each distribution of income or capital on his or her Units, other than the final liquidating distribution in connection with the termination of the Trust, automatically reinvested in additional Units of an eligible Trust. See Part III of this Prospectus to determine whether the distribution reinvestment option is available for a particular Trust. Each person who purchases Units of an eligible Trust may elect to become a participant in the Distribution Reinvestment Option by notifying the Trustee of their election. The Distribution Reinvestment Option may not be available in all states. In order to enable a Unit holder to participate in the Distribution Reinvestment Option with respect to a particular distribution on his or her Units, the card must be received by the Trustee within 10 days prior to the Record Date for such distribution. Each subsequent distribution of income or capital on the participant's Units will be automatically applied by the Trustee to purchase additional Units of the Trust. IT SHOULD BE REMEMBERED THAT EVEN IF DISTRIBUTIONS ARE REINVESTED, THEY ARE STILL TREATED AS DISTRIBUTIONS FOR INCOME TAX PURPOSES.

What Reports will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit). Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unit holder of a Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit) based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital distributed during such year.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trusts furnished to it by the Evaluator.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after 4:00 p.m. Eastern time (or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

For Equity Trusts, any Unit holder tendering at least the minimum amount specified in "Summary of Essential Information" appearing in Part One for each Trust for redemption may request by written notice submitted at the time of tender from the Trustee in lieu of a cash redemption a distribution of shares of Equity Securities in an amount and value of Equity Securities per Unit equal to the Redemption Price Per Unit as determined as of the evaluation next following tender. However, no In-Kind Distribution requests submitted during the nine business days prior to the Mandatory Termination Date will be honored. To the extent possible, In-Kind Distributions shall be made by the Trustee through the distribution of each of the Equity Securities in book-entry form to the account of the Unit holder's bank or broker/dealer at the Depository Trust Company. An In-Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unit holder will receive his pro rata number of whole shares of each of the Equity Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unit holder is entitled. The Trustee may adjust the number of shares of any issue of Equity Securities included in a Unit holder's In-Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of Equity Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unit holder, the Trustee may sell Equity Securities in the manner described above.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unit holder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see "Rights of Unit Holders-How are Income and Capital Distributed?" In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of a Trust to the extent that funds are available for such purpose, or from the Capital Account. All other amounts paid on redemption shall be withdrawn from the Capital Account of a Trust.

The Trustee is empowered to sell Securities of a Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. For Growth and Treasury Trusts, Equity Securities will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Growth and Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of a Trust. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in a Trust; (2) the aggregate value of the Securities held in a Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in a Trust next computed; and (3) dividends receivable on Equity Securities trading ex-dividend as of the date of computation; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of a Trust; (2) any amounts owing to the Trustee for its advances; (3) an amount representing estimated accrued expenses of a Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator and supervisory fees, if any; (4) cash held for distribution to Unit holders of record of a Trust as of the business day prior to the evaluation being made; and (5) other liabilities incurred by a Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or The Nasdaq Stock Market, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he or she would have received on redemption of the Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trusts?

The Portfolio of each Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Equity Security, that the issuer of the Equity Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Equity Security, that the issuer has defaulted on the payment on any of its outstanding obligations, that the price of the Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Equity Securities would be detrimental to a Trust. Treasury Obligations in Growth and Treasury Trusts may be sold by the Trustee only pursuant to the liquidation of a Growth and Treasury Trust or to meet redemption requests. Pursuant to the Indenture and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Portfolio Supervisor). Proceeds from the sale of Securities by the

Trustee are credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemptions. The Trustee may from time to time retain and pay compensation to the Sponsor (or an affiliate of the Sponsor) to act as agent for a Trust with respect to selling Equity Securities from such Trust. In acting in such capacity the Sponsor or its affiliate will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations in Growth and Treasury Trusts may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of a Growth and Treasury Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts. Treasury Obligations may not be sold by the Trustee to meet Trust expenses.

The Sponsor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities. To the extent this is not practicable, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Sponsor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold. The Sponsor may consider sales of Units of unit investment trusts which it sponsors in making recommendations to the Trustee as to the selection of broker/dealers to execute the Trusts' portfolio transactions.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $20 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1997, the total partners' capital of Nike Securities L.P. was $11,724,071 (audited). This paragraph relates only to the Sponsor and not to the Trusts or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is either Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187 or First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The address of First Trust Advisors L.P. is 1001 Warrenville Road, Lisle, Illinois 60532. See Part One for each Trust to determine if Securities Evaluation Service, Inc. or First Trust Advisors L.P. is evaluating such Trust. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that a Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in a Growth and Treasury Trust, but in no event beyond the Mandatory Termination Date indicated in Part One for each Trust under "Summary of Essential Information." A Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust, by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by an Underwriter, including the Sponsor or, for Equity Trusts, by the Trustee when the principal amount of the Equity Securities owned by a Trust as shown by any evaluation, is less than the amount specified in Part One for each Trust. If a Trust is liquidated because of the redemption of unsold Units of the Trust by an Underwriter, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge and the transaction fees (if applicable) paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of a Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Commencing during the period beginning nine business days prior to and no later than the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust specifying the time or times at which Unit holders may surrender their certificates for cancellation shall be given by the Trustee to each Unit holder at his address appearing on the registration books of a Trust maintained by the Trustee. Not less than 60 days prior to the Mandatory Termination Date, the Trustee will provide written notice thereof to all Unit holders and will include with such notice a form to enable Unit holders to elect a distribution of shares of Equity Securities (an "In-Kind Distribution"), if such Unit holder owns at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, rather than receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. An In-Kind Distribution will be reduced by customary transfer and registration charges. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. Not less than 60 days prior to the termination of the Trust, those Unit holders with at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, will be offered the option of having the proceeds from the Equity Securities distributed "In-Kind," or they will be paid in cash, as indicated above. For Growth and Treasury Trusts, all Unit holders will receive their pro rata portion of the Treasury Obligations in cash upon the termination of a Trust. A Unit holder may, of course, at any time after the Equity Securities are distributed, sell all or a portion of the shares. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after a Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. In addition, to the extent that Equity Securities are sold prior to the Mandatory Termination Date, Unit holders will not benefit from any stock appreciation they would have received had the Equity Securities not been sold at such time. The Trustee will then distribute to each Unit holder his pro rata share of the balance of the Income and Capital Accounts.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn, acted as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The financial statements of the various Series of the Trust appearing in Part One of this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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Page 23


CONTENTS:

The First Trust Special Situations Trust
FT Series:
  What is the FT Series?                                  3
  What are the Expenses and Charges?                      3
  What is the Federal Tax Status of Unit Holders?         5
  Are Investments in the Trusts Eligible for
     Retirement Plans?                                    9
Portfolio:
  What are Treasury Obligations?                          9
  What are the Equity Securities?                         9
  What are Some Additional Considerations for
    Investors?                                           12
Public Offering:
  How is the Public Offering Price Determined?           13
  How are Units Distributed?                             13
  What are the Sponsor's Profits?                        14
Rights of Unit Holders:
  How is Evidence of Ownership Issued and
     Transferred?                                        14
  How are Income and Capital Distributed?                15
  What Reports will Unit Holders Receive?                16
  How May Units be Redeemed?                             16
  How May Units be Purchased by the Sponsor?             18
  How May Securities be Removed
    from the Trusts?                                     18
Information as to Sponsor, Trustee and Evaluator:
  Who is the Sponsor?                                    19
  Who is the Trustee?                                    19
  Limitations on Liabilities of Sponsor and Trustee      20
  Who is the Evaluator?                                  20
Other Information:
  How May the Indenture be Amended or
    Terminated?                                          21
  Legal Opinions                                         22
  Experts                                                22

                              ___________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                    FIRST TRUST(registered trademark)

                             The First Trust
                        Special Situations Trust
                                FT Series

                               Prospectus
                                Part Two
                            November 30, 1998

                    First Trust (registered trademark)
                     1001 Warrenville Road, Suite 300
                           Lisle, Illinois 60532
                              1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                 ACCOMPANIED BY PART ONE AND PART THREE.

                      PLEASE RETAIN THIS PROSPECTUS
                             FOR FUTURE REFERENCE

Page 24


               FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                       SHORT-INTERMEDIATE SERIES;

               FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                            SHORT-TERM SERIES

PROSPECTUS
Part Two                            NOTE: THIS PART TWO PROSPECTUS MAY
Dated March 31, 1999                        ONLY BE USED WITH PART ONE

The Trusts. The First Trust Special Situations Trusts (the "Trusts" and each a "Trust") are unit investment trusts consisting of portfolios of taxable U.S. Treasury Securities that are backed by the full faith and credit of the United States Government (the "Securities"). The maturities of the U.S. Treasury Securities were "laddered" at the Initial Date of Deposit to return to Unit holders a certain percentage of principal annually. See Part One for each Trust.

The objective of each Trust is to obtain safety of capital and current monthly distributions of interest through an investment in a fixed portfolio of Securities. Each Trust was a "laddered" portfolio at the Initial Date of Deposit providing flexibility of principal investment with maturities ranging as specified in Part One for each Trust.

The guaranteed payment of interest and principal afforded by the Securities may make an investment in the Trusts particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Investors should consult with their tax advisers before investing. See "Are Investments in the Trusts Eligible for Retirement Plans?"

Attention Foreign Investors: Your interest income from the Trusts may be exempt from federal withholding taxes if you are not a United States citizen or resident and certain conditions are met. See "What is the Federal Tax Status of Unit Holders?"

For Information on Estimated Current Return and Estimated Long-Term Return for each Trust, see Part One for each Trust.

The Public Offering Price per Unit is equal to the aggregate bid price of the Securities in the portfolio of a Trust and the amount of Purchased Interest for Series 2 of the Trust divided by the number of Units outstanding, plus a sales charge as indicated in Part One for each Trust. See "Public Offering-How is the Public Offering Price
Determined?," particularly for the method of evaluation.

Each Unit represents an undivided interest in the principal, Purchased Interest (for Series 2) and net income of a Trust in the ratio of one Unit for each $1.00 or $10.00 (as indicated in Part One for each Trust) principal amount of Securities.

Distributions of interest received by a Trust will be paid in cash monthly unless the Unit holder elects to have them automatically reinvested as described herein. See "The First Trust Special Situations Trust-How Can Distributions to Unit Holders be Reinvested?" Monthly distributions will be made as indicated in Part One for each Trust.

The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Securities in the portfolio of each Trust. In the absence of such a market, a Unit holder will nonetheless be able to dispose of the Units through redemption at prices based upon the bid prices of the underlying Securities. See "Rights of Unit Holders-How May Units be Redeemed?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

              FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                       SHORT-INTERMEDIATE SERIES;

               FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                            SHORT-TERM SERIES

                The First Trust Special Situations Trust

What is the First Trust Special Situations Trust?

The First Trust Special Situations Trust is a series of investment companies created by the Sponsor under the name of The First Trust Special Situations Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trusts" and each a "Trust"). Each Trust consists of an underlying separate unit investment trust and was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator and First Trust Advisors L.P., as Portfolio Supervisor.

The objective of each Trust is to obtain safety of capital and current monthly distributions of interest through an investment in a fixed portfolio of taxable U.S. Treasury Securities. Each Trust was a "laddered" portfolio at the Initial Date of Deposit to provide flexibility of principal investment with maturities ranging as indicated in Part One for each Trust. A Trust may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by securities backed by the full faith and credit of the United States but who do not wish to invest the minimum amount which is required for a direct investment in the Securities. Because regular payments of principal are to be received in accordance with the "laddered" maturities of the Securities and certain Securities may be sold under circumstances described herein, a Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit holder (which may include the Sponsor) or until the termination of a Trust pursuant to the Indenture.

Many investors in the Trusts may benefit from the exemption of interest income from state and local personal income taxes that will pass through the Trusts to Unit holders in all states. Each Trust has the additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for non-resident alien investors providing certain conditions are met. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account.

In selecting the Securities for deposit in a Trust on the Initial Date of Deposit, the following factors, among others, were considered by the
Sponsor: (i) the types of such securities available; (ii) the prices and yields of such securities relative to other comparable securities, including the extent to which such securities are trading at a premium or at a discount from par; (iii) whether the Securities were issued after July 18, 1984; and (iv) the maturities of such securities. See "Portfolio" in Part One for each Trust for information with respect to the Securities in each Trust.

The Portfolio of a Trust may contain Securities which were acquired at a market discount. Such Securities trade at less than par value because the interest coupons thereon at the time such Securities were acquired were lower than interest coupons on comparable debt securities issued at prevailing interest rates at such time. If such interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of Securities purchased at a market discount will increase in value faster than Securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase the value of Securities purchased at a market discount will decrease faster than Securities purchased at a premium. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

The Portfolio of a Trust may contain U.S. Treasury Obligations which have been stripped of their unmatured interest coupons. The zero coupon

Securities evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Zero coupon Securities are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon Securities) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the zero coupon Securities are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments.

The Portfolio of a Trust may contain Securities which were acquired at a market premium. Such Securities trade at more than par value because the interest coupons thereon at the time such Securities were acquired were higher than interest coupons on comparable debt securities issued at prevailing interest rates at such time. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Market premium attributable to interest changes does not indicate market confidence in the issue.

The Trustee will have no power to vary the investment of a Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment. Each Unit represents the fractional undivided interest in a Trust set forth in the "Summary of Essential Information" appearing in Part One for each Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in a Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain substantially unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit holder, which may include the Sponsor, or until the termination of the Indenture.

Special Considerations. The Securities are direct obligations of the United States and are backed by its full faith and credit although the Units of a Trust are not so backed. The Securities are not rated but in the opinion of the Sponsor have credit characteristics comparable to those of securities rated "AAA" by nationally recognized rating agencies.

An investment in Units of a Trust should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the Securities and hence the Units will decline with increases in interest rates. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

What is the Rating of the Units?

Standard & Poor's rated Units of each Trust "AAA" on the Initial Date of Deposit. This is the highest rating assigned by Standard & Poor's. See "Description of Standard & Poor's Rating." The obtaining of this rating by a Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of a Trust or the Units. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of a Trust or sales by a Trust of Securities for less than the purchase price paid by a Trust will reduce payment to Unit holders of the interest and principal required to be paid on such Securities. There is no guarantee that the "AAA" investment rating with respect to the Units will be maintained. Standard & Poor's was compensated by the Sponsor for its services in rating Units of each Trust.

What are Estimated Current Return and Estimated Long-Term Return?

Debt securities are customarily offered to investors on a "yield price" basis (as contrasted to a "dollar price" basis) at the lesser of the price as computed to maturity of such debt security or to an earlier redemption date. Since Units of each Trust are offered on a dollar price basis, the estimated rate of return on an investment in Units of a Trust is stated in terms of "Estimated Current Return and Estimated Long-Term Return."

At the date of this Prospectus, the Estimated Current Return and the Estimated Long-Term Return for each Trust are as set forth in Part One attached hereto for each Trust. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Interest Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities; therefore, there is no assurance that the Estimated Current Return indicated in Part One for each Trust will be realized in the future. Estimated Current Return does not take into account timing of distributions of income and other amounts (including delays in distribution to Unit Holders), and it only partially reflects the effects of premiums paid and discounts realized in the purchase price of Units.

Unlike Estimated Current Return, Estimated Long-Term Return is a measure of the estimated return to the investor earned over the estimated life of a Trust. The Estimated Long-Term Return represents an average of the yields to estimated retirements of the Securities in a Trust and is adjusted to reflect a compounding factor, expenses and sales charges.

Both Estimated Current Return and Estimated Long-Term Return are subject to fluctuation with changes in the composition of the Portfolio of a Trust and changes in market value of the underlying Securities and changes in fees and expenses, including sales charges, and therefore can be materially different than the figures set forth in Part One for each Trust. In addition, return figures may not be directly comparable to yield figures used to measure other investments, and since return figures are based on certain assumptions and variables, the actual returns received by a Unit holder may be higher or lower.

A comparison of estimated current returns and estimated long-term returns with the returns on various investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on a Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that any differ from those of the Trusts. Bank CDs and money market accounts, for example, are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trusts are described more fully elsewhere in this Prospectus.

Record Dates for distributions of interest are the fifteenth day of each month. The Distribution Dates for distributions of interest are the last day of the month in which the related Record Date occurs.

How are Purchased Interest and Accrued Interest Treated?

Purchased Interest. First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 2 contains an element of Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Securities from the later of the last payment date on the Securities or the date of issuance thereof through the First Settlement Date of a Trust and is included in the calculation of the Public Offering Price for Series 2 of the Trust. Purchased Interest will be distributed to Unit holders as Units are redeemed or Securities are sold, mature or are called. See "Summary of Essential Information" in Part One for the amount of Purchased Interest per 1,000 Units for Series 2 of the Trust. For Series 2 of the Trust, Purchased Interest is an element of the determination of the price Unit holders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities in a Trust generally is paid semi-annually, although the Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date of a Trust, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unit holders will receive on the next distribution date of the Trust the amount, if any, of accrued interest paid on their Units.

For First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 2, in an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unit holders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than Purchased Interest already included therein) less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

For all other Trusts, in an effort to reduce the amount of accrued interest which would otherwise have to be paid by Unit holders, the Trustee will advance the amount of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unit holders. If a Unit holder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of Purchased Interest, if any and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest for Series 2 of the Trust) held in the Interest Account for distributions to Unit holders and since such Account is non-interest bearing to Unit holders, the Trustee benefits thereby.

What are the Expenses and Charges?

At no cost to the Trusts, the Sponsor has borne all the expenses of creating and establishing the Trusts, including the cost of the initial preparation, printing and execution of the Indenture and the certificates for the Units, legal and accounting expenses of the Trustee. With the exception of bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth in Part One for such Trusts, the Sponsor will not receive any fees in connection with its activities relating to the Trusts. Such bookkeeping and administrative charges may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. The fees payable to the Sponsor for such services may exceed the actual costs of providing such services for each Trust, but at no time will the total amount received for such services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust for providing portfolio supervisory services for such Trust. The fee may exceed the actual costs of providing such supervisory services for such Trust, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to First Trust Advisors L.P. of supplying such services in such year.

For purposes of evaluation of the Securities in a Trust, the Evaluator will receive a fee as indicated in Part One for each Trust. The Trustee pays certain expenses of a Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to each Trust an annual fee as indicated in Part One for each Trust. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indentures, reference is made to the material set forth under "Rights of Unit Holders." The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account to the extent funds are available and then from the Principal Account. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds. Both fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The following additional charges with respect to a Trust are or may be incurred by a Trust: all expenses (including legal and annual auditing expenses) of the Trustee incurred in connection with its responsibilities under the Indentures, except in the event of negligence, bad faith or willful misconduct on its part; the expenses and costs of any action undertaken by the Trustee to protect a Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of a Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trusts; all taxes and other government charges imposed upon the Securities or any part of a Trust (no such taxes or charges are being levied or made upon termination of a Trust). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on each Trust. In addition, the Trustee is empowered to sell Securities in order to make funds available to pay all these amounts if funds are not otherwise available in the Interest and Principal Accounts. Due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

Unless the Sponsor determines that such an audit is not required, the Indenture requires the accounts of a Trust shall be audited on an annual basis at the expense of such Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for Units, the Sponsor shall bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units. Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements from the Trustee upon request.

What is the Tax Status of Unit Holders?

The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unit holders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trusts.

In the opinion of Chapman and Cutler, counsel for the Sponsor, under existing law:

1. Each Trust is not an association taxable as a corporation for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of a Trust under the Internal Revenue Code of 1986, as amended (the "Code") and income of such Trust will be treated as the income of the Unit holders under the Code. Each Unit holder will be considered to have received his or her pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

2. Each Unit holder will have a taxable event when a Trust disposes of a Security, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by a Trust, if any, on Securities delivered after the Unit holders pay for their Units to the extent that such interest accrued on such Securities before the date the Trust acquired ownership of the Securities (and the amount of this reduction may exceed the amount of accrued interest paid to seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Unit holders should consult their own tax advisors with regard to calculation of basis. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Securities (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to the various non-recognition provisions of the Code). The amount of such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for earned original issue discount, amortized bond premium and accrued market discount (if the Unit holder has elected to include such market discount in income as it accrues), if any) is determined by apportioning the cost of the Units among each of the Trust's assets ratably according to value as of the date of acquisition of the Units. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

3. The basis of each Unit and of each Security which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Security which was purchased by a Trust at a premium must be reduced by the annual amortization of bond premium which the Unit holder has properly elected to amortize under Section 171 of the Code. A Trust may contain certain "zero coupon" Securities (the "Stripped Treasury Securities") that are treated as bonds issued at an original issue discount as of the date a Unit holder purchases a Unit. Because the Stripped Treasury Securities represent interests in "stripped" U.S. Treasury bonds, a Unit holder's tax basis for his pro rata portion of each Stripped Treasury Security held by a Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Stripped Treasury Securities held by a Trust as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a de minimis amount as determined under the Treasury Regulation relating to stripped bonds. To the extent that the amount of such discount is less than the respective de minimis amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Stripped Treasury Securities, this method will generally result in an increasing amount of income to the Unit holders each year. Unit holders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

4. The Unit holder's aliquot share of the total proceeds received on the disposition of, or principal paid with respect to, a Security held by a Trust will constitute ordinary income (which will be treated as interest income for most purposes) to the extent it does not exceed the accrued market discount on such Security that has not previously been included in taxable income by such Unit holder. A Unit holder may generally elect to include market discount in income as such discount accrues. In general, market discount is the excess, if any, of the Unit holder's pro rata portion of the outstanding principal balance of a Security over the Unit holder's initial tax basis for such pro rata portion, determined at the time such Unit holder acquires his Units. However, market discount with respect to any Security will generally be considered zero if it amounts to less than 0.25% of the obligation's stated redemption price at maturity times the number of years to maturity. The market discount rules do not apply to Stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules as discussed above. If a Unit holder sells his Units, gain, if any, will constitute ordinary income to the extent of the aggregate of the accrued market discount on the Unit holder's pro rata portion of each Security that is held by a Trust that has not previously been included in taxable income by such Unit holder. In general, market discount accrues on a ratable basis unless the Unit holder elects to accrue such discount on a constant interest rate basis.

However, a Unit holder should consult his own tax adviser regarding the accrual of market discount. The deduction by a Unit holder for any interest expense incurred to purchase or carry Units will be reduced by the amount of any accrued market discount that has not yet been included in taxable income by such Unit holder. In general, the portion of any interest expense which is not currently deductible would be ultimately deductible when the accrued market discount is included in income. Unit holders should consult their own tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may be currently deductible.

5. The Code provides that "miscellaneous itemized deductions" are allowable only to the extent that they exceed two percent of an individual taxpayer's adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law include a Unit holder's pro rata share of expenses paid by the applicable Trust, including fees of the Trustee and the Evaluator but does not include amortizable bond premium on Securities held by a Trust.

A Unit holder of a Trust who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Investor") will not be subject to U.S. Federal income taxes, including withholding taxes on amounts distributed from a Trust (including any original issue discount) on, or any gain from the sale or other disposition of, his Units or the sale or disposition of any Securities by the Trustee, provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year, and (iii) the Foreign Investor provides the required certification of his status and of the matters contained in clauses (i) and (ii) above, and further provided that the exemption from withholding for U.S. Federal income taxes for interest on any U.S. Securities shall only apply to the extent the Securities were issued after July 18, 1984.

Unless an applicable treaty exemption applies and proper certification is made, amounts otherwise distributable by a Trust to a Foreign Investor will generally be subject to withholding taxes under Section 1441 of the Code unless the Unit holder timely provides his financial representative or the Trustee with a statement that (i) is signed by the Unit holder under penalties of perjury, (ii) certifies that such Unit holder is not a United States person, or in the case of an individual, that he is neither a citizen nor a resident of the United States, and
(iii) provides the name and address of the Unit holder. The statement may be made, at the option of the person otherwise required to withhold, on Form W-8 or on a substitute form that is substantially similar to Form W-8. If the information provided on the statement changes, the beneficial owner must so inform the person otherwise required to withhold within 30 days of such change.

Each Unit holder (other than a foreign investor who has properly provided the certifications described above) will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder will be subject to back-up withholding.

Investment in a Trust may be particularly well suited for purchase by funds and accounts of individual investors that are exempt from Federal income taxes such as Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans (see "Are
Investments in a Trust Eligible for Retirement Plans?").

The foregoing discussions relate only to Federal income taxes in distributions by a Trust. Foreign Unit holders should consult their own tax advisers with respect to the foreign and United States Federal tax consequences of ownership of Units.

The Sponsor believes that Unit holders who are individuals will not be subject to any state personal income taxes on the interest received by a Trust and distributed to them. However, Unit holders (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from a Trust and to other state and local taxes (including corporate income or franchise taxes, personal property or intangible taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual Unit holders (and any other Unit holders which are not subject to state and local taxes on the interest income derived from a Trust) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by a Trust, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsor believes that interest income from a Trust is exempt from state personal income taxes in all states, Unit holders should consult their own tax advisers with respect to state and local taxation.

It should be remembered that even if distributions are reinvested they are still treated as distributions for income tax purposes (see "The First Trust Special Situations Trust-How Can Distributions to Unit Holders be Reinvested?").

In addition, Unit holders may be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income.

The market discount rules do not apply to stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules. Unit holders should consult their tax advisers as to the amount of original issue discount which accrues.

If a Unit holder does not elect to annually include accrued market discount in taxable income as it accrues, deduction for any interest expense incurred by the Unit holder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unit holders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

The tax basis of a Unit holder with respect to his interest in a Security is increased by the amount of original issue discount (and market discount, if the Unit holder elects to include market discount, if any, on the Securities held by a Trust in income as it accrues) thereon properly included in the Unit holder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized acquisition premium which the Unit holder has properly elected to amortize under Section 171 of the Code. A Unit holder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of the Trust.

A Unit holder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in a Security is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor. Any gain recognized on a sale or exchange and not constituting a realization of accrued "market discount," and any loss will, under current law, generally be capital gain or loss except in the case of a dealer or financial institution. As previously discussed, gain realized on the disposition of the interest of a Unit holder in any Security deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of a Security by the Trust or the disposition of Units by a Unit holder will be short-term capital gain or loss unless the Unit holder has held his Units for more than one year in which case such capital gain or loss will be long term. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. The tax basis reduction requirements of the Code relating to amortization of bond premium may under some circumstances, result in the Unit holder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of the Securities represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unit holder to include market discount in income as it accrues) as previously discussed.

In addition, capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss). Unit holders should consult their own tax advisors with regard to any such constructive sales rules.

Are Investments in a Trust Eligible for Retirement Plans?

Units of a Trust are eligible for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, the federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust will waive the $1,000 minimum investment requirement for tax-deferred retirement plan accounts. The minimum investment is $250 for tax-deferred retirement plans such as IRA accounts. Fees and charges with respect to such plans may vary.

How Can Distributions to Unit Holders be Reinvested?

Universal Distribution Option. Unit holders may elect participation in a Universal Distribution Option which permits a Unit holder to direct the Trustee to distribute principal and interest payments to any other investment vehicle of which the Unit holder has an existing account. For example, at a Unit holder's direction, the Trustee would distribute automatically on the applicable distribution date interest income, capital gains or principal on the participant's Units to, among other investment vehicles, a Unit holder's checking, bank savings, money market, insurance, reinvestment or any other account. All such distributions, of course, are subject to the minimum investment and sales charges, if any, of the particular investment vehicle to which distributions are directed. The Trustee will notify the participant of each distribution pursuant to the Universal Distribution Option. The Trustee will distribute directly to the Unit holder any distributions which are not accepted by the specified investment vehicle. A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Universal Distribution Option and receive directly future distributions on his Units.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price. The Public Offering Price is based on the Evaluator's determination of the aggregate bid price of the Securities in a Trust, including any money in the Principal Account other than money required to redeem tendered Units, plus the amount of Purchased Interest for Series 2 of the Trust and also includes a sales charge as indicated in Part One. Also added to the Public Offering Price is a proportionate share of interest accrued but unpaid on the Securities after the First Settlement Date to the date of settlement of Units (see "The First Trust Special Situations Trust-How are Purchased Interest and Accrued Interest Treated?").

Investors who purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed may purchase Units at the Public Offering Price less the concession the Sponsor typically would allow such broker/dealer. See "Public Offering-How are Units Distributed?"

The aggregate price of the Securities in a Trust is determined by Securities Evaluation Service, Inc. acting as evaluator (the "Evaluator") on the basis of bid prices (1) on the basis of current market prices for the Securities obtained from dealers or brokers who customarily deal in Securities comparable to those held by such Trust;
(2) if such prices are not available for any of the Securities, on the basis of current market prices for comparable securities; (3) by determining the value of the Securities by appraisal; or (4) by any combination of the above.

The Public Offering Price will be equal to the bid price per Unit of the Securities in a Trust and, if applicable, the amount of Purchased
Interest for Series 2 of the Trust per 1,000 Units plus the applicable sales charge.

Although payment is normally made three business days following the order for purchase (the "date of settlement"), payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made three business days following such order or shortly thereafter. Initial transaction statements for Units held in uncertificated form representing Units so ordered will be issued to the registered owner of such Units within two business days of the issuance of such Units. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the Public Offering Price determined in the manner described above.

The Sponsor reserves the right to change the amount of the concession to dealers and others from time to time. Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act.

What are the Profits of the Sponsor?

In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased (based on the bid prices of the Securities in a Trust) and the price at which Units are resold (which price is also based on the bid prices of the Securities in such Trust and includes a sales charge as indicated in Part One for each Trust) or redeemed. The Public Offering Price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of a Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issues and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred, and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Interest and Principal Distributed?

The pro rata share of cash in the Principal Account will be computed as of the fifteenth day of each month and distributions to the Unit holders as of such Record Date will be made as indicated in Part One for each Trust. Proceeds from the disposition of any of the Securities or amounts representing principal on the Securities received after such Record Date and prior to the following Distribution Date will be held in the Principal Account and not distributed until the next Distribution Date. The Trustee is not required to pay interest on funds held in the Principal or Interest Account (but may itself earn interest thereon and therefore benefits from the use of such funds) nor to make a distribution from the Principal Account unless the amount available for distribution shall equal at least $1.00 per 1,000 Units (or $1.00 per 100 Units for Units with an Initial Public Offering Price of $10.00).

The Trustee will credit to the Interest Account all interest received by a Trust, including moneys representing penalties for the failure to make timely payments on Securities or liquidated damages for default or breach of any condition or term of the Securities and that part of the proceeds of any disposition of Securities which represents accrued interest. Other receipts will be credited to the Principal Account. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase.

As of the fifteenth day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of a Trust. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of a Trust. Amounts so withdrawn shall not be considered a part of the assets of such Trust until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account such amounts as may be necessary to cover redemption of Units by the Trustee.

Record Dates for monthly distributions will be the fifteenth day of each month. Distributions will be made as indicated in Part One for each Trust. Distributions for an IRA, Keogh, pension fund or other tax-deferred retirement plan will not be sent to the individual Unit holder; these distributions will go directly to the custodian of the plan to avoid the penalties associated with premature withdrawals from such accounts.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00). Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of record, a statement as to (1) the Interest Account: interest received

 (including amounts representing interest received upon any disposition of Securities, penalties for the failure to make timely payments on Securities or liquidated damages for default or breach of any condition or term of the Securities), deductions for payment of applicable taxes and for fees and expenses of a Trust, redemption of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00) outstanding on the last business day of such calendar year; (2) the Principal Account: payments of principal on Securities, the dates of disposition of any Securities and the net proceeds received therefrom (excluding any portion representing interest), deduction for payment of applicable taxes and for fees and expenses of a Trust, redemptions of Units, and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00); (3) the Securities held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00) based upon the last computation thereof made during such calendar year; (5) the dollar amounts actually distributed during such calendar year from the Interest Account and from the Principal Account, separately stated; and (6) such other information as the Trustee may deem appropriate. Unit holders of Units in uncertificated form shall receive no less frequently than once each year a dated written statement containing the name, address and taxpayer identification number, if any, of the registered owner, the number of Units registered in the name of the registered owner on the date of the statement and certain other information, that will be provided as required under applicable law.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Securities furnished to it by the Evaluator.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, or, in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be canceled.

Purchased Interest (if any) and any other accrued interest to the settlement date paid on redemption shall be withdrawn from the Interest Account or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account.

The Redemption Price per Unit will be determined on the basis of the bid price of the Securities in a Trust and the amount of Purchased Interest for Series 2 of the Trust. The Redemption Price per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00) is the pro rata share of each Unit determined by the Trustee on the basis of
(1) the cash on hand in such Trust or moneys in the process of being collected, (2) the value of the Securities in a Trust based on the bid prices of the Securities and (3) Purchased Interest for Series 2 of the Trust and any other interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of a Trust and (b) the accrued expenses of a Trust. The Evaluator may determine the value of the Securities in a Trust (1) on the basis of current bid prices of the Securities obtained from dealers or brokers who customarily deal in securities comparable to those held by a Trust, (2) on the basis of bid prices for securities comparable to any securities for which bid prices are not available, (3) by determining the value of the Securities by appraisal, or (4) by any combination of the above.

The difference between the bid and offering prices of such Securities may be expected to average 1/16 to 1/4 of 1% of the principal amount of such Securities. Therefore, the price at which Units may be redeemed could be less than the price paid by the Unit holder.

The Trustee is empowered to sell underlying Securities in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of a Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, which includes Purchased Interest for Series 2 of the Trust, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trusts?

The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Securities in the event certain events occur that adversely affect the value of Securities including default in payment of interest or principal, default in payment of interest or principal of other obligations guaranteed or backed by the full faith and credit of the United States of America, institution of legal proceedings, default under other documents adversely affecting debt service, decline in price or the occurrence of other market or credit factors.

If any default in the payment of principal or interest on any Security occurs and if the Sponsor fails to instruct the Trustee to sell or to hold such Security within thirty days after notification by the Trustee to the Sponsor of such default, the Trustee may, in its discretion, sell the defaulted Security and not be liable for any depreciation or loss thereby incurred. The Trustee may, from time to time, retain and pay compensation to the Sponsor (or an affiliate of the Sponsor) to act as agent for a Trust with respect to selling Securities from a Trust. In acting in such capacity, the Sponsor or its affiliate will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee is also empowered to sell, for the purpose of redeeming Units tendered by any Unit holder, and for the payment of expenses for which funds may not be available, such of the Securities in a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary. The acquisition by a Trust of any securities other than the Securities deposited during the primary offering period is prohibited.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities.

Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined Series, the FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $25 billion in First Trust unit investments trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1998, the total partners' capital of Nike Securities L.P. was $18,506,548 (audited). This paragraph relates only to the Sponsor and not to a Trust or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee), provided that the Indenture is not amended to increase the number of Units issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Securities initially deposited in a Trust. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.

A Trust may be liquidated at any time by consent of 100% of the Unit holders or by the Trustee when the principal amount of the Securities owned by such Trust as shown by any evaluation, is less than the lower of $1,000,000 or 10% of the total principal amount of the Securities deposited in such Trust or in the event that Units not yet sold aggregating more than 60% of the Units initially deposited are tendered for redemption by the Sponsor. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Indenture will terminate upon the redemption, sale or other disposition of the last Security held thereunder. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders. Within a reasonable period after termination, the Trustee will sell any Securities remaining in a Trust, and, after paying all expenses and charges incurred by a Trust, will distribute to each Unit holder (including the Sponsor if it then holds any Units), upon surrender for cancellation of his Units, his pro rata share of the balances remaining in the Interest and Principal Accounts, all as provided in the Indenture.

Legal Opinions

The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn, 2 Wall Street, New York, New York 10005, acts as counsel for the Trustee.

Experts

The statement of net assets, including the portfolio, of each Trust contained in Part One of the Prospectus and Registration Statement has been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and in the Registration Statement, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                DESCRIPTION OF STANDARD & POOR'S RATING*

A Standard & Poor's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "trust") is a current assessment of creditworthiness with respect to the investments held by such trust. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which trust expenses or portfolio asset sales for less than the trust's purchase price will reduce payment to the Unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

Trusts rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or, have, in the opinion of Standard & Poor's, credit characteristics comparable to assets rated "AAA," or certain short-term investments. Standard & Poor's defines its "AAA" rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.

_________________
*  As described by Standard & Poor's.

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Page 19


CONTENTS:

First Trust U.S. Treasury Securities Trust,
   Short-Intermediate Series;
First Trust U.S. Treasury Securities Trust,
   Short-Term Series
The First Trust Special Situations Trust:
What is the First Trust Special Situations Trust?         2
What is the Rating of the Units?                          3
What are Estimated Current Return and
   Estimated Long-Term Return?                            4
How are Purchased Interest and Accrued
   Interest Treated?                                      4
What are the Expenses and Charges?                        5
What is the Tax Status of Unit Holders?                   6
Are Investments in a Trust
   Eligible for Retirement Plans?                        10
How Can Distributions to Unit Holders
   be Reinvested?                                        10
Public Offering:
   How is the Public Offering Price Determined?          10
   How are Units Distributed?                            11
   What are the Profits of the Sponsor?                  11
Rights of Unit Holders:
   How is Evidence of Ownership Issued
     and Transferred?                                    11
   How are Interest and Principal Distributed?           12
   What Reports Will Unit Holders Receive?               12
   How May Units be Redeemed?                            13
   How May Units be Purchased by the Sponsor?            14
   How May Securities be Removed from the Trusts?        14
Information as to Sponsor, Trustee and Evaluator:
   Who is the Sponsor?                                   14
   Who is the Trustee?                                   15
   Limitations on Liabilities of Sponsor and Trustee     15
   Who is the Evaluator?                                 16
Other Information:
   How May the Indenture be Amended or
     Terminated?                                         16
   Legal Opinions                                        16
   Experts                                               16
Description of Standard & Poor's Rating                  17

                             __________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


                   FIRST TRUST (registered trademark)

               First Trust U.S. Treasury Securities Trust,
                     Short-Intermediate Series;
               First Trust U.S. Treasury Securities Trust,
                            Short-Term Series

                         The First Trust Special
                            Situations Trust

                               Prospectus
                                Part Two
                             March 31, 1999

                   FIRST TRUST (registered trademark)
                     1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                      4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                         ACCOMPANIED BY PART ONE

                     PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE

Page 20




              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94 FIRST TRUST U.S. TREASURY SECURITIES TRUST, SHORT-INTERMEDIATE, SERIES 3, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 28, 1999.

                     THE FIRST TRUST SPECIAL SITUATIONS TRUST,
                       SERIES 94
                     FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                       SHORT-INTERMEDIATE, SERIES 3
                                    (Registrant)
                     ByNIKE SECURITIES L.P.
                                    (Depositor)


                     ByRobert M. Porcellino
                      Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

Robert D. Van Kampen    Director of       )
                      Nike Securities     )
                        Corporation,      )    July 28, 1999
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
David J. Allen        Director of Nike    )    Attorney-in-Fact**
                  Securities Corporation,
                  the General Partner of
                    Nike Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated July 2, 1999 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust dated July 27, 1999.



                                        ERNST & YOUNG LLP





Chicago, Illinois
July 26, 1999